Restructuring Charges	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
a)During the year ended December 31, 2021, the Company incurred restructuring charges of $3.2 million from subsidiaries of Teekay. The restructuring charges primarily relate to severance costs resulting from the reorganization and realignment of employees supporting the Company as a result of the Stonepeak Transaction in January 2022 (see Note 20a).
b)In January 2019, the charterer, who was also the owner of the Toledo Spirit conventional tanker, sold the vessel to a third party. As a result of this sale, the Company returned the vessels to the owner and incurred seafarer severance payments of $2.9 million for the year ended December 31, 2019, which was presented as restructuring charges in the Company's consolidated statements of income. As at December 31, 2021 and 2020, the remaining balance of unpaid restructuring charges of $0.6 million is included in accrued liabilities in the Company's consolidated balance sheets.
c)During the year ended December 31, 2019, the Company incurred restructuring charges of $0.4 million from subsidiaries of Teekay attributable to employees supporting the Company.